Property, plant and equipment, net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 7 – Property, plant and equipment, net

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	December 31,	December 31,
	2015	2014

Building	$12,776,709	$13,506,334
Machinery and Production equipment	2,982,759	2,964,189
Electronic equipment	251,508	246,595
Office equipment	50,294	52,509
Automobiles	227,094	280,396

Subtotal	16,288,364	17,050,023
Accumulated depreciation	(5,169,729)	(4,247,091)

Total	$11,118,635	$12,802,932

Depreciation expense was $1,244,154 and $1,290,857 for the years ended December 31, 2015 and 2014, respectively.